RELATED PARTY TRANSACTIONS - Founder Shares (Details)				12 Months Ended
	Nov. 16, 2023 $ / shares shares	Nov. 04, 2021 shares	Mar. 01, 2021 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 26, 2024 shares	Apr. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Mar. 25, 2021 director shares
RELATED PARTY TRANSACTIONS
Common stock, shares outstanding				24,166,000	45,833,000			24,166,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001			$ 0.0001
CONCORD ACQUISITION CORP III
RELATED PARTY TRANSACTIONS
Common stock, shares outstanding						3,941,000
CONCORD ACQUISITION CORP III | Class A common stock
RELATED PARTY TRANSACTIONS
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001				$ 0.0001
Conversion of Class B common stock to Class A common stock (in shares)	8,624,999
CONCORD ACQUISITION CORP III | Class B common stock
RELATED PARTY TRANSACTIONS
Common stock, shares outstanding				1				8,625,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Conversion of Class B common stock to Class A common stock (in shares)	8,624,999
Restrictions on transfer period of time after business combination completion				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days
CONCORD ACQUISITION CORP III | Founder Shares | Class A common stock
RELATED PARTY TRANSACTIONS
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Conversion of Class B common stock to Class A common stock (in shares)	8,624,999
CONCORD ACQUISITION CORP III | Founder Shares | Class B common stock
RELATED PARTY TRANSACTIONS
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Conversion of Class B common stock to Class A common stock (in shares)	8,624,999
CONCORD ACQUISITION CORP III | Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Member of the board of directors | director									3
CONCORD ACQUISITION CORP III | Founder Shares | Sponsor | Class B common stock
RELATED PARTY TRANSACTIONS
Aggregate purchase price | $			$ 25,000
Common stock issued in PIPE Financing			7,187,500
Number of shares transferred (in shares)									75,000
Aggregate number of shares owned			28,750,000						25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Share dividend		1,437,500
Common stock, shares outstanding		8,625,000
Number of units sold		34,500,000
Percentage of outstanding shares		20.00%
Restrictions on transfer period of time after business combination completion			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold Trading Days Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination			20 days
Threshold Consecutive Trading Days Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days